Income Taxes (Details) - Schedule of components of the income tax provision ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Schedule Of Components Of The Income Tax Provision Abstract
Current	¥ 1,464	$ 219	¥ 1,072	¥ 3,382
Deferred	(2,389)	(357)	(10,680)	(5,776)
Total income tax benefit	¥ (925)	$ (138)	¥ (9,608)	¥ (2,394)